Note 5 - Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 81,180	$ 70,383
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	49,763	42,710
Waste Management Services [Member] | Waste Brokerage And Management Services Member
Revenue from Contract with Customer, Excluding Assessed Tax, Total	47,138	40,266
Waste Management Services [Member] | Captive Landfill Management Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,625	2,444
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	31,417	27,673
Golf and Related Operations [Member] | Food and Beverage [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	12,137	11,045
Golf and Related Operations [Member] | Membership Dues [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	7,092	6,697
Golf and Related Operations [Member] | Room Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	5,507	4,450
Golf and Related Operations [Member] | Green Fees and Cart Rental [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	2,871	2,723
Golf and Related Operations [Member] | Salon and Spa Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	1,830	1,059
Golf and Related Operations [Member] | Fitness and Tennis Lesson [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	435	448
Golf and Related Operations [Member] | Other Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 1,545	$ 1,251